Obligations Under Finance Leases (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Future Minimum Lease Payments (Including Interest), and Present Value of Minimum Lease Payments Under Finance Leases
At December 31, 2018, the future minimum lease payments under finance leases and their present values were as follows:

2018
RMB million

Within one year	11,974
In the second year	12,014
In the third to fifth years, inclusive	30,018
After the fifth year	36,974

Total of minimum lease payments	90,980

Present values of minimum lease payments	79,006
Less: amounts repayable within one year	(9,364)

Non-current portion	68,063